Retirement benefits - Summary of Defined Benefit Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
At January 1	$ 3,251
Return on plan assets in excess of interest income	2,449	$ 2,319	$ (1,243)
Other movements	10	7	5
At December 31	(2,084)	3,251
Defined benefit plan assets
Disclosure of net defined benefit liability (asset) [line items]
At January 1	69,707	79,961
Return on plan assets in excess of interest income	(2,449)	(2,319)
Interest income	3,153	2,999
Employer contributions	639	409
Plan participants' contributions	33	36
Benefit payments	(3,905)	(3,590)
Other movements	24	(4,452)
Currency translation differences	5,711	(3,337)
At December 31	72,913	69,707	79,961
Defined benefit plan assets | The Netherlands
Disclosure of net defined benefit liability (asset) [line items]
At January 1	28,330	30,266
Return on plan assets in excess of interest income	(2,098)	(34)
Interest income	983	946
Employer contributions	218	2
Plan participants' contributions	11	12
Benefit payments	(1,158)	(1,076)
Other movements	(11)	(9)
Currency translation differences	3,428	(1,777)
At December 31	29,703	28,330	30,266
Defined benefit plan assets | UK
Disclosure of net defined benefit liability (asset) [line items]
At January 1	19,560	22,320
Return on plan assets in excess of interest income	(479)	(2,435)
Interest income	1,052	995
Employer contributions	19	36
Plan participants' contributions	16	17
Benefit payments	(1,151)	(1,081)
Other movements	(22)	(22)
Currency translation differences	1,371	(270)
At December 31	20,366	19,560	22,320
Defined benefit plan assets | USA
Disclosure of net defined benefit liability (asset) [line items]
At January 1	9,425	14,835
Return on plan assets in excess of interest income	64	(566)
Interest income	486	487
Employer contributions	297	262
Plan participants' contributions	0	0
Benefit payments	(732)	(702)
Other movements	(11)	(4,891)
Currency translation differences	0	0
At December 31	9,529	9,425	14,835
Defined benefit plan assets | Rest of the world
Disclosure of net defined benefit liability (asset) [line items]
At January 1	12,392	12,540
Return on plan assets in excess of interest income	64	716
Interest income	632	571
Employer contributions	105	109
Plan participants' contributions	6	7
Benefit payments	(864)	(731)
Other movements	68	470
Currency translation differences	912	(1,290)
At December 31	13,315	12,392	$ 12,540
Contributions received from the captive structure in relation to the pension plans reinsurred		108
Defined benefit plan assets | Rest of the world | Captive structure
Disclosure of net defined benefit liability (asset) [line items]
Employer contributions	124
Defined benefit plan assets | Germany
Disclosure of net defined benefit liability (asset) [line items]
At January 1	2,705
At December 31	3,123	2,705
Defined benefit plan assets | Canada (Federal)
Disclosure of net defined benefit liability (asset) [line items]
At January 1	3,179
At December 31	$ 3,111	$ 3,179
Level 1 | Equities
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit plan asset allocation percentage	12.00%	12.00%
Level 1 | Debt securities
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit plan asset allocation percentage	62.00%	68.00%
Level 1 | Real estate
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit plan asset allocation percentage	2.00%	2.00%
Level 2 and 3
Disclosure of net defined benefit liability (asset) [line items]
Cash and cash equivalents [D]	11.00%	3.00%
Level 2 and 3 | Equities
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit plan asset allocation percentage	12.00%	13.00%
Level 2 and 3 | Debt securities
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit plan asset allocation percentage	1.00%	4.00%
Level 2 and 3 | Real estate
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit plan asset allocation percentage	6.00%	6.00%
Level 2 and 3 | Other
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit plan asset allocation percentage	2.00%	1.00%
Level 2 and 3 | Investment funds
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit plan asset allocation percentage	3.00%	3.00%
Level 2 and 3 | Debt repurchase agreements
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit plan asset allocation percentage	(11.00%)	(12.00%)